Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Reserve For Warrants [member]	Accumulated deficit [member]	Shareholders' equity [member]	Non-controlling interests [member]	Total
Beginning balance, value at Aug. 31, 2022	$ 163,946	$ 6,825	$ 1,700	$ (123,673)	$ 48,798	$ 2,361	$ 51,159
Beginning balance, shares at Aug. 31, 2022	276,146,184
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments	$ 481	(481)
Shares issued for share-based payments, shares	743,786
Share-based compensation expense		1,600			1,600		1,600
Witholding tax impact on RSUs		87			87		87
Net income for the period				2,113	2,113	2,997	5,110
Ending balance, value at Feb. 28, 2023	$ 164,427	8,031	1,700	(121,560)	52,598	5,358	57,956
Ending balance, shares at Feb. 28, 2023	276,889,970
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments	$ 194	(198)			(4)		(4)
Shares issued for share-based payments, shares	379,728
Share-based compensation expense		1,097			1,097		1,097
Witholding tax impact on RSUs		(33)			(33)		(33)
Shares issued for cash, net of share issuance costs	$ 105				105		105
Shares issued for cash, net of share issuance costs, shares	200,000
Shares issued for cashless exercise of options	$ 90	(90)
Shares issued for cashless exercise of options, shares	155,619
Net income for the period				137	137	1,798	1,935
Ending balance, value at Aug. 31, 2023	$ 164,816	8,807	1,700	(121,423)	53,900	7,156	61,056
Ending balance, shares at Aug. 31, 2023	277,625,317
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments (Note 12)	$ 702	(692)			10		10
Shares issued for share-based payments, shares	1,610,306
Share-based compensation expense (Note 12)		1,340			1,340		1,340
Witholding tax impact on share-based payments		(367)			(367)		(367)
Net income for the period				114	114	1,768	1,882
Ending balance, value at Feb. 29, 2024	$ 165,518	$ 9,088	$ 1,700	$ (121,309)	$ 54,997	$ 8,924	$ 63,921
Ending balance, shares at Feb. 29, 2024	279,235,623